Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of disaggregation of revenues
	Three Months Ended April 30,
	2022	2021
Revenue by type Sale of goods	$401,990	$327,512
Services	75,932	105,976
Total	$477,922	$433,488

	Years Ended January 31,
	2022	2021
Revenue by type
Sale of goods	$1,179,620	$737,519
Services	242,534	206,183
Total	$1,422,154	$943,702

Schedule of revenue by geographical location
	Three Months Ended April 30,
	2022	2021
Revenue by geographic location:
United States	$477,922	$346,888
Foreign	-	86,600
	$477,922	$433,488

	Years Ended January 31,
	2022	2021
Revenue by geographic location:
United States	$1,335,554	$360,378
Foreign	86,600	583,324
	$1,422,154	$943,702

Schedule of property plant and equipment
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years

Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years